Balances and Transactions with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of balances with related parties [Abstract]
Other accounts payables	$ 129	$ 151
Trade receivable	$ 1,429